INCOME TAXES (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Apr. 01, 2018 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017	Dec. 31, 2021 USD ($)
Income Tax Contingency [Line Items]
Net (loss)/income		¥ 136,952	$ 21,490	¥ 229,706	¥ 573,371
Operating loss		93,942	$ 14,741	174,196	¥ 606,484
Deferred tax assets, valuation allowance		¥ 6,976		3,578
Percentage of withholding tax on dividends paid to foreign investors		10.00%	10.00%
Aggregate undistributed earnings available for distribution		¥ 2,228,550		¥ 1,935,920
Deferred tax liabilities attributable to undistributed earning		0
PRC, Hong Kong, United States and Canada
Income Tax Contingency [Line Items]
Operating loss		¥ (411,276)
Beijing Shunyuan
Income Tax Contingency [Line Items]
Income tax rate		15.00%	15.00%
Minimum
Income Tax Contingency [Line Items]
Underpayment of tax liability		¥ 100					$ 15
Hong Kong | Minimum
Income Tax Contingency [Line Items]
Net (loss)/income	¥ 2,000	¥ 2,000
Income tax rate	8.25%
Hong Kong | Maximum
Income Tax Contingency [Line Items]
Income tax rate	16.50%
United States
Income Tax Contingency [Line Items]
Income tax rate		21.00%	21.00%
Operating loss carry forwards carry forward period						20 years
PRC
Income Tax Contingency [Line Items]
Income tax rate		25.00%	25.00%
Carryforwards		¥ 327,051
PRC | Anhui Huami
Income Tax Contingency [Line Items]
Income tax rate		15.00%	15.00%	15.00%	15.00%
PRC | Anhui Huami Intelligent Technology Company Limited
Income Tax Contingency [Line Items]
Income tax rate		15.00%	15.00%
Canada
Income Tax Contingency [Line Items]
Operating loss carry forwards carry forward period		20 years	20 years
Operating loss carried back period		3 years	3 years